Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	NexPoint Funds II
Entity Central Index Key	0000891079
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000004396
Shareholder Report [Line Items]
Fund Name	NexPoint Climate Tech Fund
Class Name	Class A
Trading Symbol	HSZAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A of the NexPoint Climate Tech Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/funds/climate-tech-fund/. You can also request this information by contacting us at 1-877-665-1287.
Additional Information Phone Number	1-877-665-1287
Additional Information Website	https://www.nexpoint.com/funds/climate-tech-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Climate Tech Fund, Class A	$173	1.71%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.71%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class A, With Sales Charge - $7874	Class A, Without Sales Charge^ - $8354	MSCI ACWI Index (Gross) (USD) - $25801
Sep/14	$9425	$10000	$10000
Sep/15	$9192	$9753	$9384
Sep/16	$11570	$12276	$10567
Sep/17	$13251	$14059	$12604
Sep/18	$14510	$15395	$13909
Sep/19	$14680	$15575	$14179
Sep/20	$5619	$5962	$15739
Sep/21	$9706	$10299	$20143
Sep/22	$8946	$9492	$16057
Sep/23	$7656	$8124	$19495
Sep/24	$7874	$8354	$25801

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Climate Tech FundFootnote Reference*
Class A, With Sales Charge	-3.01%	-12.76%	-2.36%
Class A, Without Sales ChargeFootnote Reference^	2.84%	-11.71%	-1.78%
MSCI ACWI Index (Gross) (USD)	32.35%	12.72%	9.94%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-877-665-1287 or visit https://www.nexpoint.com/funds/climate-tech-fund/ for current month-end performance.

Footnote	Description
Footnote*	Prior to September 14, 2022, the Fund was managed pursuant to a different investment strategy. As a result of the difference in investment strategy, the performance information presented for periods prior to September 14, 2022 reflects management of the Fund consistent with investment strategies in effect during those periods and might have differed materially if the Fund’s investments had been managed under its current investment strategies.
Footnote^	“Without Sales Charge” returns do not include sales charges or contingent deferred sales charges (“CDSC”). “With Sales Charge” returns reflect the maximum sales charge of 5.75% on Class A Shares. Class A Shares bought without an initial sales charge in accounts aggregating $1 million or more at the time of purchase are subject to a 0.50% CDSC if redeemed within one year of purchase.

AssetsNet	$ 6,772,468
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	65.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Fund	-1.2%
Repurchase Agreement	0.0%
Warrants	0.0%
Derivative Contracts (Net)	0.0%
Rights	0.1%
Cash Equivalent	1.9%
Information Technology	2.0%
Consumer Discretionary	2.1%
Convertible Bond	4.0%
Consumer Staples	5.1%
Corporate Obligation	5.9%
Industrials	8.4%
Energy	12.9%
Materials	16.8%
Utilities	23.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-665-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/climate-tech-fund/
C000004398
Shareholder Report [Line Items]
Fund Name	NexPoint Climate Tech Fund
Class Name	Class C
Trading Symbol	HSZCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class C of the NexPoint Climate Tech Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/funds/climate-tech-fund/. You can also request this information by contacting us at 1-877-665-1287.
Additional Information Phone Number	1-877-665-1287
Additional Information Website	https://www.nexpoint.com/funds/climate-tech-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Climate Tech Fund, Class C	$249	2.46%

Expenses Paid, Amount	$ 249
Expense Ratio, Percent	2.46%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class C, With Sales Charge - $7751	Class C, Without Sales Charge^ - $7751	MSCI ACWI Index (Gross) (USD) - $25801
Sep/14	$9900	$10000	$10000
Sep/15	$9582	$9679	$9384
Sep/16	$12089	$12089	$10567
Sep/17	$13749	$13749	$12604
Sep/18	$14937	$14937	$13909
Sep/19	$15003	$15003	$14179
Sep/20	$5695	$5695	$15739
Sep/21	$9769	$9769	$20143
Sep/22	$8932	$8932	$16057
Sep/23	$7604	$7604	$19495
Sep/24	$7751	$7751	$25801

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Climate Tech FundFootnote Reference*
Class C, With Sales Charge	0.94%	-12.37%	-2.52%
Class C, Without Sales ChargeFootnote Reference^	1.94%	-12.37%	-2.52%
MSCI ACWI Index (Gross) (USD)	32.35%	12.72%	9.94%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-877-665-1287 or visit https://www.nexpoint.com/funds/climate-tech-fund/ for current month-end performance.

Footnote	Description
Footnote*	Prior to September 14, 2022, the Fund was managed pursuant to a different investment strategy. As a result of the difference in investment strategy, the performance information presented for periods prior to September 14, 2022 reflects management of the Fund consistent with investment strategies in effect during those periods and might have differed materially if the Fund’s investments had been managed under its current investment strategies.
Footnote^	“Without Sales Charge” returns do not include sales charges or contingent deferred sales charges (“CDSC”). The CDSC on Class C Shares is 1% within the first year for each purchase; there is no CDSC on Class C Shares thereafter.

AssetsNet	$ 6,772,468
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	65.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Fund	-1.2%
Repurchase Agreement	0.0%
Warrants	0.0%
Derivative Contracts (Net)	0.0%
Rights	0.1%
Cash Equivalent	1.9%
Information Technology	2.0%
Consumer Discretionary	2.1%
Convertible Bond	4.0%
Consumer Staples	5.1%
Corporate Obligation	5.9%
Industrials	8.4%
Energy	12.9%
Materials	16.8%
Utilities	23.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-665-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/climate-tech-fund/
C000004399
Shareholder Report [Line Items]
Fund Name	NexPoint Climate Tech Fund
Class Name	Class Y
Trading Symbol	HSZYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y of the NexPoint Climate Tech Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.nexpoint.com/funds/climate-tech-fund/. You can also request this information by contacting us at 1-877-665-1287.
Additional Information Phone Number	1-877-665-1287
Additional Information Website	https://www.nexpoint.com/funds/climate-tech-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
NexPoint Climate Tech Fund, Class Y	$148	1.46%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.46%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Class Y - $8557	MSCI ACWI Index (Gross) (USD) - $25801
Sep/14	$10000	$10000
Sep/15	$9775	$9384
Sep/16	$12334	$10567
Sep/17	$14170	$12604
Sep/18	$15524	$13909
Sep/19	$15742	$14179
Sep/20	$6040	$15739
Sep/21	$10466	$20143
Sep/22	$9659	$16057
Sep/23	$8301	$19495
Sep/24	$8557	$25801

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
NexPoint Climate Tech Fund, Class YFootnote Reference*	3.09%	-11.48%	-1.55%
MSCI ACWI Index (Gross) (USD)	32.35%	12.72%	9.94%

The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 1-877-665-1287 or visit https://www.nexpoint.com/funds/climate-tech-fund/ for current month-end performance.

Footnote	Description
Footnote*	Prior to September 14, 2022, the Fund was managed pursuant to a different investment strategy. As a result of the difference in investment strategy, the performance information presented for periods prior to September 14, 2022 reflects management of the Fund consistent with investment strategies in effect during those periods and might have differed materially if the Fund’s investments had been managed under its current investment strategies.

AssetsNet	$ 6,772,468
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	65.00%
Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Value	Value
Exchange-Traded Fund	-1.2%
Repurchase Agreement	0.0%
Warrants	0.0%
Derivative Contracts (Net)	0.0%
Rights	0.1%
Cash Equivalent	1.9%
Information Technology	2.0%
Consumer Discretionary	2.1%
Convertible Bond	4.0%
Consumer Staples	5.1%
Corporate Obligation	5.9%
Industrials	8.4%
Energy	12.9%
Materials	16.8%
Utilities	23.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-877-665-1287
Updated Prospectus Web Address	https://www.nexpoint.com/funds/climate-tech-fund/